Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2021
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Changes in Goodwill by Business Segment
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2021 and 2020.

	Retail Business Unit	Global Business Unit	Head office account and others	Total
	(In millions)
Gross amount of goodwill (1)	¥63,418	¥4,707	¥210,307	¥278,432
Accumulated impairment losses (1)	—	—	(62,624)	(62,624)

Net carrying amount at March 31, 2019	63,418	4,707	147,683	215,808

Acquisitions (2)	—	—	31,647	31,647
Disposals	(1,466)	—	—	(1,466)
Exchange differences	—	(843)	(1,319)	(2,162)

Net carrying amount	61,952	3,864	178,011	243,827
Gross amount of goodwill (1)	61,952	3,864	240,635	306,451
Accumulated impairment losses (1)	—	—	(62,624)	(62,624)

Net carrying amount at March 31, 2020	61,952	3,864	178,011	243,827

Impairment losses	—	—	(42,398)	(42,398)
Exchange differences	—	586	1,876	2,462

Net carrying amount	61,952	4,450	137,489	203,891
Gross amount of goodwill (1)	61,952	4,450	242,511	308,913
Accumulated impairment losses (1)	—	—	(105,022)	(105,022)

Net carrying amount at March 31, 2021	¥61,952	¥4,450	¥137,489	¥203,891

(1)	The goodwill which all amounts have been impaired is excluded from gross amount of goodwill and accumulated impairment losses.
(2)
The Group recognized goodwill of ¥17,022 million in Head office account and others resulting from the acquisition of Daiwa SB Investments Ltd. on April 1, 2019. For additional information, refer to Note 50 “Acquisitions.”

Key Assumptions Used in Impairment Testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2021 and 2020 were as follows:

	SMBC Nikko Securities	SMBC Consumer Finance	SMDAM
For the fiscal year ended March 31, 2021:
Pre-tax discount rate	8.42%	9.73%	12.80%
Growth rate	1.00%	1.00%	1.00%
For the fiscal year ended March 31, 2020:
Pre-tax discount rate	9.60%	9.28%	7.61%
Growth rate	1.00%	1.00%	1.00%

Changes in Other Intangible Assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2021 and 2020.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total
	(In millions)
Cost	¥697,480	¥358,130	¥185,795	¥55,822	¥99,362	¥1,396,589
Accumulated amortization and impairment losses	(395,399)	(229,076)	(93,721)	(42,964)	(17,697)	(778,857)

Net carrying amount at April 1, 2019	302,081	129,054	92,074	12,858	81,665	617,732

Additions	97,895	42,435	—	—	8,673	149,003
Acquisition of subsidiaries and businesses	—	165	4,271	—	20,082	24,518
Disposals	(241)	(1,792)	—	—	(1,543)	(3,576)
Amortization	(90,154)	(44,129)	(11,652)	(2,741)	(10,616)	(159,292)
Impairment losses	—	(8)	(7,262)	—	(21,419)	(28,689)
Exchange differences	(174)	(2,613)	(2,334)	(1,475)	(4,463)	(11,059)
Others	(2,349)	10,237	—	—	(4,875)	3,013

Net carrying amount	307,058	133,349	75,097	8,642	67,504	591,650

Cost	726,459	379,524	187,705	54,329	116,951	1,464,968
Accumulated amortization and impairment losses	(419,401)	(246,175)	(112,608)	(45,687)	(49,447)	(873,318)

Net carrying amount at March 31, 2020	307,058	133,349	75,097	8,642	67,504	591,650

Additions	117,470	51,886	—	—	9,920	179,276
Acquisition of subsidiaries and businesses	—	8	—	—	2	10
Disposals	(27)	(1,027)	—	—	(25)	(1,079)
Amortization	(90,580)	(43,931)	(11,982)	(931)	(9,744)	(157,168)
Impairment losses	—	(447)	—	—	(1)	(448)
Exchange differences	134	1,380	2,081	1,167	3,344	8,106
Others	584	(496)	—	—	(4,606)	(4,518)

Net carrying amount	334,639	140,722	65,196	8,878	66,394	615,829

Cost	788,808	412,032	189,900	55,573	125,913	1,572,226
Accumulated amortization and impairment losses	(454,169)	(271,310)	(124,704)	(46,695)	(59,519)	(956,397)

Net carrying amount at March 31, 2021	¥334,639	¥140,722	¥65,196	¥8,878	¥66,394	¥615,829